Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$457	$482,044
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	291	313,227
Raytheon Technologies Corp., 7.50%, 09/15/29(a)	180	255,875
		1,051,146
Agriculture — 1.4%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	818	958,426
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	312	334,804
Philip Morris International Inc., 3.38%, 08/15/29
(Call 05/15/29)(a)	486	544,680
		1,837,910
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	81	83,469
Series 2017-2, Class AA, 3.35%, 04/15/31	163	166,835
		250,304
Auto Manufacturers — 0.7%
General Motors Financial Co. Inc., 5.65%, 01/17/29
(Call 10/17/28)	317	389,881
Toyota Motor Corp., 2.76%, 07/02/29(a)	122	133,666
Toyota Motor Credit Corp., 3.65%, 01/08/29	322	371,601
		895,148
Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	140	163,191
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	184	210,467
		373,658
Banks — 8.2%
Banco Santander SA, 3.31%, 06/27/29(a)	517	568,964
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29
(Call 05/23/29)	420	470,635
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	323	374,544
ING Groep NV, 4.05%, 04/09/29	361	417,944
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29 (Call 03/13/29)	196	222,987
KeyCorp., 2.55%, 10/01/29(a)	440	467,421
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	925	1,012,588
3.74%, 03/07/29	501	569,497
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	351	391,776
PNC Bank N.A., 2.70%, 10/22/29	481	516,397
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29
(Call 01/23/29)	738	832,619
Sumitomo Mitsui Financial Group Inc.
2.72%, 09/27/29	242	256,535
3.04%, 07/16/29	1,110	1,200,621
3.20%, 09/17/29	205	220,920
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)	308	354,363
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	596	651,243
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	180	200,934
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	1,330	1,540,313
Wintrust Financial Corp., 4.85%, 06/06/29	90	99,151
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	315	336,023
		10,705,475
Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29
(Call 10/23/28)	1,581	1,900,030
Coca-Cola Co. (The), 2.13%, 09/06/29	619	648,452
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	496	537,781
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	601	632,126

	Par
Security	(000)	Value

Beverages (continued)
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	$574	$621,837
7.00%, 03/01/29(a)	96	135,551
		4,475,777
Building Materials — 0.5%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)	430	469,040
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	210	240,418
		709,458
Chemicals — 2.7%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	175	193,018
Dow Chemical Co. (The), 7.38%, 11/01/29	513	718,108
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	293	322,974
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	409	470,235
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	400	465,888
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	179	191,773
Rohm & Haas Co., 7.85%, 07/15/29	290	404,478
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	263	306,816
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	449	487,623
		3,560,913
Commercial Services — 2.5%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	651	704,115
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	312	365,223
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	684	745,348
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	565	649,739
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)(a)	377	402,485
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	379	438,101
		3,305,011
Computers — 2.4%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	700	733,215
Dell International LLC/EMC Corp., 5.30%, 10/01/29
(Call 07/01/29)	765	936,460
International Business Machines Corp., 3.50%, 05/15/29	1,285	1,445,869
		3,115,544
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29
(Call 09/01/29)	387	410,441
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	421	440,147
		850,588
Diversified Financial Services — 2.2%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	154	162,665
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)(a)	535	641,973
Charles Schwab Corp. (The)
3.25%, 05/22/29 (Call 02/22/29)(a)	515	574,534
4.00%, 02/01/29 (Call 11/01/28)	198	230,763
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	323	373,475
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	470	520,939
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	327	391,439
		2,895,788
Electric — 6.4%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	224	238,251
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	428	488,866
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	215	232,785
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	266	295,473
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	255	269,061
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	331	366,539
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)(a)	256	273,236
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	170	191,687

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	$232	$261,490
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	219	251,136
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	405	433,953
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	208	245,028
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	266	283,287
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	59	66,376
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	355	406,695
National Rural Utilities Cooperative Finance Corp., 3.70%,
03/15/29 (Call 12/15/28)	217	246,981
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)	208	237,345
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	421	450,074
3.50%, 04/01/29 (Call 01/01/29)	385	431,265
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(a)	148	164,797
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29
(Call 12/15/28)	55	70,171
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	193	217,465
Public Service Electric & Gas Co., 3.20%, 05/15/29
(Call 02/15/29)	170	189,610
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	199	210,180
6.65%, 04/01/29	165	209,307
Series A, 4.20%, 03/01/29 (Call 12/01/28)	315	360,001
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	191	215,100
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29
(Call 04/15/29)	271	295,295
Wisconsin Power & Light Co., 3.00%, 07/01/29 (Call 04/01/29)	270	296,109
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	361	382,014
		8,279,577
Electronics — 1.4%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	358	380,440
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	135	149,199
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	170	201,074
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	355	411,924
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	305	331,450
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	328	353,600
		1,827,687
Environmental Control — 0.3%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	292	325,925
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)	95	97,391
		423,316
Food — 1.1%
Ahold Finance USA LLC, 6.88%, 05/01/29	171	231,909
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	161	172,426
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	276	329,828
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	578	679,023
		1,413,186
Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	110	160,257
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	625	744,887
		905,144
Gas — 0.7%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)(a)	95	101,093
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	405	434,500
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	299	332,491
		868,084
	Par
Security	(000)	Value

Health Care - Products — 1.7%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	$495	$570,794
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	521	553,016
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	507	553,781
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)	531	565,292
		2,242,883
Health Care - Services — 3.6%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	130	139,129
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	454	489,162
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	288	307,794
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	529	580,694
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	877	1,001,052
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	306	333,130
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	405	432,030
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	326	346,166
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	330	385,813
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	169	194,529
UnitedHealth Group Inc., 2.88%, 08/15/29	496	542,306
		4,751,805
Home Furnishings — 0.6%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	269	313,234
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	438	523,796
		837,030
Household Products & Wares — 0.3%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)(a)	304	340,924

Insurance — 4.2%
American International Group Inc., 4.25%, 03/15/29
(Call 12/15/28)(a)	302	352,262
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	421	477,982
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	118	131,680
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	130	151,680
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	172	196,257
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	298	357,773
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	264	306,097
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29
(Call 05/19/29)(a)	309	330,890
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	180	200,290
Marsh & McLennan Companies Inc., 4.38%, 03/15/29
(Call 12/15/28)	698	827,716
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	203	228,791
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	272	309,049
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	273	317,491
6.63%, 03/01/29	34	45,563
Reinsurance Group of America Inc., 3.90%, 05/15/29
(Call 02/15/29)	348	395,902
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	262	292,442
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	95	107,774
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	358	380,067
		5,409,706
Internet — 0.3%
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	308	333,844

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	$175	$191,704
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	405	429,940
		621,644
Machinery — 1.1%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	318	342,301
Deere & Co., 5.38%, 10/16/29	170	220,046
John Deere Capital Corp.
2.80%, 07/18/29	376	412,070
3.45%, 03/07/29	170	192,994
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	270	307,020
		1,474,431
Manufacturing — 1.8%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	496	526,891
3.38%, 03/01/29 (Call 12/01/28)	376	425,455
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	482	532,128
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	150	175,928
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	229	259,734
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	380	434,777
		2,354,913
Media — 2.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.05%, 03/30/29
(Call 12/30/28)	671	800,463
Discovery Communications LLC, 4.13%, 05/15/29
(Call 02/15/29)	448	510,464
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	919	1,086,727
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)(a)	347	403,672
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	928	951,200
		3,752,526
Mining — 0.4%
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	446	474,633

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	224	261,966

Oil & Gas — 4.4%
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	372	422,633
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	370	413,697
Cimarex Energy Co., 4.38%, 03/15/29 (Call 12/15/28)(a)	320	367,344
ConocoPhillips Co., 6.95%, 04/15/29	737	1,009,845
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	597	646,503
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	647	683,368
Hess Corp., 7.88%, 10/01/29	170	235,050
Shell International Finance BV, 2.38%, 11/07/29
(Call 08/07/29)	702	737,556
TotalEnergies Capital International SA, 3.46%, 02/19/29
(Call 11/19/28)	593	668,934
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	500	560,255
		5,745,185
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	341	372,178
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	299	318,306
		690,484
	Par
Security	(000)	Value

Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)(a)	$330	$354,239
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	397	482,299
		836,538
Pharmaceuticals — 6.8%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	2,114	2,325,358
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	592	688,212
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	1,423	1,612,544
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	831	913,626
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	576	653,397
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	588	662,511
Johnson & Johnson, 6.95%, 09/01/29	50	70,755
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	806	913,222
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	877	998,158
		8,837,783
Pipelines — 4.2%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	185	216,663
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	518	572,328
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	343	369,181
Enable Midstream Partners LP, 4.15%, 09/15/29 (Call 06/15/29)	244	271,135
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	403	434,688
Energy Transfer LP, 5.25%, 04/15/29 (Call 01/15/29)	712	847,593
Enterprise Products Operating LLC, 3.13%, 07/31/29
(Call 04/30/29)	656	715,729
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	446	527,596
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	413	445,511
4.35%, 03/15/29 (Call 12/15/28)	346	394,277
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	205	216,958
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	413	441,526
		5,453,185
Real Estate Investment Trusts — 10.4%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	300	318,708
4.50%, 07/30/29 (Call 04/30/29)	115	136,728
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	201	239,403
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	736	829,604
3.95%, 03/15/29 (Call 12/15/28)	381	432,980
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	226	251,461
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	456	502,626
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(a)	100	113,582
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	365	417,721
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	281	311,309
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)(a)	263	282,943
4.30%, 02/15/29 (Call 11/15/28)	387	450,433
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	139	161,158
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	363	389,553
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	490	552,887
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	177	190,096
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	662	719,435

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	$318	$347,421
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	234	268,379
Federal Realty Investment Trust, 3.20%, 06/15/29
(Call 03/15/29)	151	164,410
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29
(Call 10/15/28)	364	429,243
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	255	286,735
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	135	154,575
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29
(Call 09/16/29)(a)	260	274,440
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)(a)	235	275,765
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	197	226,680
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	176	201,441
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	255	293,722
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	228	246,696
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	161	192,092
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	309	346,951
Realty Income Corp., 3.25%, 06/15/29 (Call 03/15/29)	72	79,914
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	214	229,618
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	225	240,377
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	556	578,813
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	210	237,344
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	195	226,374
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	195	228,000
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	334	390,346
VEREIT Operating Partnership LP, 3.10%, 12/15/29
(Call 09/15/29)	280	304,125
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	35	35,582
4.13%, 03/15/29 (Call 09/15/28)	334	384,234
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	333	383,869
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	204	229,449
		13,557,222
Retail — 3.9%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	231	261,469
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	735	811,550
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	708	800,812
6.50%, 03/15/29	115	150,889
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)	485	516,816
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	331	378,548
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	441	499,203
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	549	621,155
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	335	358,681
3.25%, 07/08/29 (Call 04/08/29)	581	656,199
		5,055,322
Semiconductors — 4.1%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	1,307	1,532,941
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	850	896,826
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	435	506,936
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)(a)	596	697,171
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	423	514,512
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(b)	572	664,235
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	472	498,017
		5,310,638
	Par/
	Shares
Security	(000)	Value

Software — 1.9%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	$457	$488,689
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)	160	182,435
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)(a)	1,165	1,299,895
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	455	492,383
		2,463,402
Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	375	413,865
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	1,249	1,453,986
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	342	384,247
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	452	533,446
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	639	733,891
4.02%, 12/03/29 (Call 09/03/29)(a)(b)	50	57,833
4.02%, 12/03/29 (Call 09/03/29)	1,598	1,848,343
		5,425,611
Toys, Games & Hobbies — 0.5%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	520	586,747

Transportation — 2.5%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)(a)	566	663,358
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	549	601,984
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	311	333,062
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	231	245,255
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	596	678,242
6.63%, 02/01/29(a)	80	106,121
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	275	295,520
3.40%, 03/15/29 (Call 12/15/28)	244	277,118
		3,200,660
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	157	185,967

Water — 0.4%
American Water Capital Corp., 3.45%, 06/01/29
(Call 03/01/29)	322	361,674
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	173	194,147
		555,821
Total Corporate Bonds & Notes — 98.7%
(Cost: $123,801,646)		128,504,584

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	8,164	8,168,362

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	783	$783,000
		8,951,362
Total Short-Term Investments — 6.9%
(Cost: $8,949,770)		8,951,362

Total Investments in Securities — 105.6%
(Cost: $132,751,416)		137,455,946

Other Assets, Less Liabilities — (5.6)%		(7,275,583)

Net Assets—100.0%		$130,180,363

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,769,201	$2,400,724	(a)	$—	$(823)	$(740)	$8,168,362	8,164	$11,699	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	313,000	470,000	(a)	—	—	—	783,000	783	73		—
					$(823)	$(740)	$8,951,362		$11,772		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$128,504,584	$—	$128,504,584
Money Market Funds	8,951,362	—	—	8,951,362
	$8,951,362	$128,504,584	$—	$137,455,946